FEDERATED MANAGED ALLOCATION PORTFOLIOS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED MANAGED ALLOCATION PORTFOLIOS (the “Trust”)
Federated Balanced Allocation Fund
Class A Shares
Class B Shares
Class C Shares
1933 Act File No. 33-51247
1940 Act File No. 811-7129

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2011, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 35 on January 31, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary